Income from operations - Audit and audit-related fees (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from operations [Line Items]
Auditor's remuneration for audit services		€ 14.7	€ 15.2	€ 15.7
Audit-related fees	[1]	1.0	1.0	0.9
Auditor's remuneration for tax services		0.0
Auditor's remuneration		15.8	16.2	16.6
EY NL [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		9.7	9.5	10.3
Audit-related fees	[1]	0.9	0.8	0.6
Auditor's remuneration		10.6	10.3	10.9
EY Network [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		5.1	5.6	5.4
Audit-related fees	[1]	0.2	0.2	0.3
Auditor's remuneration for tax services		0.0
Auditor's remuneration		5.2	5.8	5.7
Consolidated financial statements [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		12.3	12.6	13.0
Consolidated financial statements [Member] | EY NL [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		9.7	9.5	10.3
Consolidated financial statements [Member] | EY Network [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.6	3.1	2.7
Statutory financial statement [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.5	2.5	2.7
Statutory financial statement [Member] | EY Network [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.5	2.5	2.7
Sustainability assurance [Member]
Income from operations [Line Items]
Audit-related fees		0.8	0.6	0.5
Sustainability assurance [Member] | EY NL [Member]
Income from operations [Line Items]
Audit-related fees		0.8	0.6	0.5
Other services [Member]
Income from operations [Line Items]
Audit-related fees		0.3	0.3	0.4
Other services [Member] | EY NL [Member]
Income from operations [Line Items]
Audit-related fees		0.1	0.1	0.1
Other services [Member] | EY Network [Member]
Income from operations [Line Items]
Audit-related fees		€ 0.2	€ 0.2	€ 0.3

[1]	Also known as Assurance fees